Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

April 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long RYAAY ETF, Defiance Daily Target 2X Long UMAC ETF, Defiance Daily Target 2X Long WYFI ETF, Defiance Daily Target 2X Long ABAT ETF, Defiance Daily Target 2X Long PRME ETF, Defiance Daily Target 2X Long KULR ETF, Defiance Daily Target 2X Long SPCE ETF, Defiance Daily Target 2X Long ALMU ETF, Defiance Daily Target 2X Long FJET ETF and Defiance Daily Target 2X Long RYCEY ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 25, 2026, and filed electronically as Post-Effective Amendment No. 583 to the Trust’s Registration Statement on Form N-1A on April 24, 2026.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II